PGIM Jennison Rising Dividend Fund Expense Example - PGIM Jennison Rising Dividend Fund	Jul. 31, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 669
Expense Example, with Redemption, 3 Years	964
Expense Example, with Redemption, 5 Years	1,280
Expense Example, with Redemption, 10 Years	2,173
C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	302
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,152
Expense Example, with Redemption, 10 Years	2,313
Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	382
Expense Example, with Redemption, 5 Years	683
Expense Example, with Redemption, 10 Years	1,541
R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	471
Expense Example, with Redemption, 5 Years	865
Expense Example, with Redemption, 10 Years	$ 1,969